Stock-based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance	111,134,000	111,134,000		110,432,000	111,047,000
Aggregate Intrinsic value of stock options exercised	$ 2,306	$ 2,306		$ 1,881
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance	4,000	4,000		58,000	488,000
Aggregate Fair value of awards vested		$ 100	$ 400	$ 500	$ 300
Employee Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance	12,304,000	12,304,000		9,280,000	8,322,000
Weighted average grant date fair value of options granted		$ 0.69	$ 0.74	$ 0.73	$ 0.41
Aggregate Intrinsic value of stock options exercised	$ 200	$ 200	$ 100	$ 100	$ 200
Unrecognized stock based compensation cost	$ 3,900	$ 3,900		$ 2,500
Unrecognized stock based compensation cost, weighted average period of recognition		2 years 8 months 12 days		2 years 8 months 12 days
Two Thousand Nineteen Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares issuance						2,219,565
Common stock shares under 2019 plan	15,048,960			13,748,930
Common stock, capital shares reserved for future issuance	949,921	949,921		3,217,888